Vessels - Balance Sheet Analysis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	$ 473,388
Accumulated Depreciation - Balance at beginning of period	(92,196)
Net Book Value - Balance at beginning of period	381,192
Depreciation for the year	(25,799)	$ (21,325)	$ (20,467)
Vessel Cost - Balance at end of period	480,346	473,388
Accumulated Depreciation - Balance at end of period	(109,328)	(92,196)
Net Book Value - Balance at end of period	371,018	381,192
Vessel Cost
Property Plant And Equipment [Line Items]
Vessel Cost - Balance at beginning of period	473,388	517,225
Vessels acquired and delivered	7,294	7,786
Vessels sold	(336)	(51,623)
Vessel Cost - Balance at end of period	480,346	473,388	517,225
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Accumulated Depreciation - Balance at beginning of period	(92,196)	(95,696)
Vessels sold	157	21,662
Depreciation for the year	(17,289)	(18,162)
Accumulated Depreciation - Balance at end of period	(109,328)	(92,196)	(95,696)
Net Book Value
Property Plant And Equipment [Line Items]
Net Book Value - Balance at beginning of period	381,192	421,529
Vessels acquired and delivered	7,294	7,786
Vessels sold	(179)	(29,961)
Depreciation for the year	(17,289)	(18,162)
Net Book Value - Balance at end of period	$ 371,018	$ 381,192	$ 421,529